Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%
Effective Income Tax Rate, Continuing Operations	(32.00%)	(25.40%)
Operating Loss Carryforwards, Reduction to Valuation Allowance	$ 0.0
Unrecognized tax benefits	40.2
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	20.9
Unrecognized Tax Benefits, Period Increase (Decrease)	0.0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0.2	$ 0.1
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Valuation Allowance	$ 20.8